Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments
March 31, 2024 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 115.1%(a)
AEROSPACE & DEFENSE - 2.5%
Peraton Corporation
First Lien Term Loan B, (1M SOFR + 3.75%, 0.75% Floor), 9.18%, 02/01/28(c)	5,417,248	5,422,774

AUTOMOTIVE - 1.6%
Champions Financing, Inc.
First Lien Term Loan B, (3M SOFR + 4.75%, 0.00% Floor), 10.07%, 02/23/29(c)	2,250,000	2,261,250
Truck-Lite Co., LLC
First Lien Revolving Term Loan, (3M SOFR + 5.75%, 0.75% Floor), 11.06%, 02/13/30(c)(d)	4,444	4,344
First Lien Term Loan, (3M SOFR + 5.75%, 0.75% Floor), 11.06%, 02/13/31(c)(d)	1,233,333	1,205,583
		3,471,177
BANKING, FINANCE, INSURANCE & REAL ESTATE - 12.6%
Asurion, LLC
Second Lien Term Loan B4, (1M SOFR + 5.25%, 0.00% Floor), 10.69%, 01/20/29(c)	2,885,398	2,595,285
Higginbotham Insurance Agency, Inc.
First Lien First AMD Delayed Draw Term Loan, (1M SOFR + 5.50%, 1.00% Floor), 10.93%, 11/24/28(c)(d)	248,919	248,919
First Lien Term Loan, (1M SOFR + 5.50%, 1.00% Floor), 10.93%, 11/24/28(c)(d)	853,749	853,749
First Lien Third AMD Delayed Draw Term Loan, (1M SOFR + 5.50%, 1.00% Floor), 10.93%, 11/24/28(c)(d)	885,187	885,187
Howden Group Holdings Ltd (United Kingdom)
First Lien Term Loan B, (1M SOFR + 3.50%, 0.50% Floor), 8.83%, 02/15/31(c)(e)	4,750,000	4,758,906
Insight XI Aggregator, L.P. (Cayman Islands)
First Lien Term Loan, (4.35% PIK), (1M SOFR + 3.85%, 0.00% Floor), 9.18%, 08/28/24(c)(d)(e)(f)	1,997,855	1,997,855
Mercury Borrower, Inc.
First Lien Term Loan, (1M SOFR + 3.50%, 0.50% Floor), 8.94%, 08/02/28(c)	3,989,534	3,980,058
Redfin Corporation
First Lien Term Loan, (6M SOFR + 5.75%, 1.50% Floor), 11.24%, 10/20/28(c)(d)	1,741,250	1,689,013
SG Acquisition, Inc.
First Lien Incremental Term Loan, (3M SOFR + 6.00%, 0.50% Floor), 11.31%, 01/27/27(c)(d)	3,819,787	3,762,490
First Lien Term Loan, (3M SOFR + 6.00%, 0.50% Floor), 11.31%, 01/27/27(c)(d)	423,404	417,053
Stretto, Inc.
First Lien Term Loan, (3M SOFR + 6.00%, 1.00% Floor), 11.31%, 10/13/28(c)(d)	6,000,000	5,925,000
		27,113,515
BEVERAGE, FOOD & TOBACCO - 0.9%
Ultimate Baked Goods Midco LLC
First Lien Term Loan L, (1M SOFR + 6.25%, 1.00% Floor), 11.68%, 08/13/27(c)(d)	2,005,196	2,002,990

CAPITAL EQUIPMENT - 4.5%
Cube Industrials Buyer, Inc.
First Lien Term Loan, (3M SOFR + 6.00%, 1.00% Floor), 11.30%, 10/18/30(c)(d)	3,586,207	3,541,379
Husky Technologies Limited (Canada)
First Lien Term Loan B, (SOFR + 5.00%, 0.00% Floor), 5.50%, 01/31/29(b)(c)(e)	3,675,343	3,689,511
JPW Industries Holding Corporation
First Lien Term Loan, (3M SOFR + 5.88%, 2.00% Floor), 11.20%, 11/22/28(c)(d)	2,493,750	2,431,406
		9,662,296
CHEMICALS, PLASTICS, & RUBBER - 5.1%
LSF11 A5 Holdco LLC
First Lien Term Loan, (1M SOFR + 4.25%, 0.50% Floor), 9.68%, 10/15/28(c)	5,892,322	5,909,262
Luxembourg Investment Company 437 SARL (Luxembourg)
First Lien Term Loan, (2.00% PIK), (1M SOFR + 10.00%, 1.00% Floor), 15.65%, 04/30/24(c)(d)(f)	815,421	407,710
First Lien Term Loan B, (6M SOFR + 5.00%, 0.50% Floor), 0.00%, 01/03/29(c)(e)(g)(j)	4,719,027	1,334,801
Olympus Water US Holding Corporation
First Lien Term Loan B, (3M SOFR + 4.25%, 0.50% Floor), 9.57%, 11/09/28(c)	1,899,467	1,907,787
W.R. Grace Holdings, LLC
First Lien Term Loan B, (3M SOFR + 3.75%, 0.50% Floor), 9.32%, 09/22/28(c)	1,417,606	1,421,887
		10,981,447

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2024 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 115.1%(a) (continued)
CONSTRUCTION & BUILDING - 0.9%
Foundation Building Materials, Inc.
First Lien Term Loan B2, (3M SOFR + 4.00%, 0.00% Floor), 9.31%, 01/29/31(c)	2,000,000	2,010,880

CONSUMER GOODS: DURABLE - 0.6%
Poly-Wood, LLC
First Lien Term Loan, (3M SOFR + 5.75%, 1.00% Floor), 11.08%, 03/20/30(c)(d)	727,273	710,909
Varsity Brands Holding Co., Inc.
First Lien Term Loan, (1M SOFR + 5.00%, 1.00% Floor), 10.44%, 12/15/26(b)(c)	597,633	600,994
		1,311,903

CONSUMER GOODS: NON-DURABLE - 4.4%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan, (1M SOFR + 3.50%, 0.50% Floor), 8.93%, 12/21/28(c)	1,500,088	1,507,589
Amer Sports Company (Finland)
First Lien Term Loan B, (3M SOFR + 3.25%, 0.00% Floor), 8.58%, 02/17/31(c)(e)	705,882	707,647
Iconix Brand Group
First Lien Term Loan, (3M SOFR + 6.00%, 1.00% Floor), 11.46%, 08/22/29(c)(d)	1,776,923	1,759,154
First Lien Incremental Term Loan, (3M SOFR + 6.00%, 1.00% Floor), 11.46%, 08/22/29(c)(d)	815,761	807,603
KDC/ONE Development Corporation, Inc. (Canada)
First Lien Term Loan, (1M SOFR + 5.00%, 0.00% Floor), 10.33%, 08/15/28(c)(e)	2,827,596	2,836,433
Protein For Pets Opco, LLC
First Lien Term Loan, (1M SOFR + 5.25%, 1.00% Floor), 10.57%, 09/22/30(c)(d)	905,660	887,547
The Men's Wearhouse, LLC
First Lien Term Loan, (3M SOFR + 6.50%, 0.00% Floor), 11.82%, 02/26/29(c)	1,000,000	995,000
		9,500,973

CONTAINERS, PACKAGING & GLASS - 4.1%
Anchor Glass Container Corporation
First Lien Term Loan, (3.75% PIK), (3M/6M SOFR + 5.00%, 1.00% Floor), 10.82%, 12/07/25(c)(f)	5,655,297	4,789,330
LABL, Inc.
First Lien Term Loan, (1M SOFR + 5.00%, 0.50% Floor), 10.43%, 10/29/28(c)	1,989,822	1,953,070
Trident TPI Holdings, Inc.
First Lien Incremental Term Loan, (3M SOFR + 5.25%, 0.50% Floor), 10.56%, 09/15/28(c)	1,975,000	1,985,586
		8,727,986
ENVIRONMENTAL INDUSTRIES - 2.7%
Heritage Environmental Services, Inc.
First Lien Term Loan, (3M SOFR + 5.50%, 0.75% Floor), 10.81%, 01/31/31(c)(d)	879,121	865,934
LTR Intermediate Holdings, Inc.
First Lien Term Loan, (1M SOFR + 4.50%, 1.00% Floor), 9.94%, 05/05/28(c)	5,224,764	4,919,977
		5,785,911
HEALTHCARE & PHARMACEUTICALS - 23.8%
Advarra Holdings, Inc.
First Lien Term Loan, (1M SOFR + 5.25%, 0.75% Floor), 10.58%, 08/24/29(c)(d)	6,339,601	6,371,299
Allied Benefit Systems Intermediate LLC
First Lien Term Loan, (1M SOFR + 5.25%, 0.75% Floor), 10.58%, 10/31/30(c)(d)	2,536,082	2,529,742
Athenahealth, Inc.
First Lien Term Loan B, (1M SOFR + 3.25%, 0.50% Floor), 8.58%, 02/15/29(c)	4,001,619	3,973,808
Azurity Pharmaceuticals, Inc.
First Lien Term Loan B, (1M SOFR + 6.62%, 0.75% Floor), 12.06%, 09/20/27(c)	3,324,791	3,324,791

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2024 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 115.1%(a) (continued)
HEALTHCARE & PHARMACEUTICALS - 23.8% (continued)
Bausch Health Companies, Inc.
First Lien Term Loan B, (1M SOFR + 5.25%, 0.50% Floor), 10.68%, 02/01/27(c)	3,469,096	2,724,333
Gainwell Acquisition Corporation
First Lien Term Loan B, (3M SOFR + 4.00%, 0.75% Floor), 9.41%, 10/01/27(c)	8,454,648	8,102,723
Gateway US Holdings, Inc.
First Lien Delayed Draw Term Loan, (3M SOFR + 6.00%, 0.75% Floor), 11.45%, 09/22/26(c)(d)	145,135	145,135
First Lien Eighth AMD Delayed Draw, (3M SOFR + 6.00%, 0.75% Floor), 11.45%, 09/22/26(c)(d)	639,089	639,089
First Lien Term Loan, (3M SOFR + 6.00%, 0.75% Floor), 11.45%, 09/22/26(c)(d)	2,781,932	2,781,932
Inovalon Holdings, Inc.
First Lien Delayed Draw Term Loan, (3M SOFR + 3.50%, 0.75% Floor), 9.06%, 11/24/28(c)(d)	309,199	308,426
First Lien Term Loan, (2.75% PIK), (3M SOFR + 6.25%, 0.75% Floor), 11.84%, 11/24/28(c)(d)(f)	6,564,283	6,482,230
Second Lien Term Loan, (16.07% PIK), (3M SOFR + 10.50%, 0.75% Floor), 16.07%, 11/25/33(c)(d)(f)	135,848	133,131
Medical Solutions Holdings, Inc.
First Lien Term Loan, (1M SOFR + 3.25%, 0.50% Floor), 8.68%, 11/01/28(c)	2,601,544	2,327,302
OMH-Healthedge Holdings, Inc.
First Lien Term Loan, (6M SOFR + 6.00%, 1.00% Floor), 11.23%, 10/08/29(c)(d)	4,511,278	4,443,609
Tivity Health, Inc.
First Lien Term Loan, (3M SOFR + 6.00%, 0.75% Floor), 11.31%, 06/28/29(c)(d)	4,925,000	4,925,000
Zest Acquisition Corp.
First Lien Term Loan, (1M SOFR + 5.50%, 0.00% Floor), 10.83%, 02/08/28(c)	1,975,000	1,967,594
		51,180,144
HIGH TECH INDUSTRIES - 18.4%
Anaplan, Inc.
First Lien Term Loan, (3M SOFR + 6.50%, 0.75% Floor), 11.81%, 06/21/29(c)(d)	5,650,529	5,707,034
Avalara, Inc.
First Lien Term Loan, (3M SOFR + 7.25%, 0.75% Floor), 12.56%, 10/19/28(c)(d)	4,545,455	4,579,546
Crewline Buyer, Inc.
First Lien Term Loan, (3M SOFR + 6.75%, 1.00% Floor), 12.06%, 11/08/30(c)(d)	1,811,321	1,784,151
DCert Buyer, Inc.
First Lien Term Loan, (1M SOFR + 4.00%, 0.00% Floor), 9.33%, 10/16/26(c)	4,102,105	4,088,137
Second Lien Term Loan, (1M SOFR + 7.00%, 0.00% Floor), 12.33%, 02/19/29(c)	3,933,068	3,572,012
Electronics for Imaging, Inc.
First Lien Term Loan, (3M SOFR + 5.00%, 0.00% Floor), 10.41%, 07/23/26(c)	975,814	743,249
Evergreen IX Borrower 2023, LLC
First Lien Term Loan, (3M SOFR + 6.00%, 0.75% Floor), 11.31%, 09/30/30(c)(d)	3,593,478	3,548,560
Greeneden US Holdings II, LLC
First Lien Term Loan, (1M SOFR + 3.75%, 0.75% Floor), 9.19%, 12/01/27(c)	1,000,000	1,005,005
Imprivata, Inc.
First Lien Term Loan, (3M SOFR + 3.75%, 0.50% Floor), 9.32%, 12/01/27(c)	488,665	490,534
Second Lien Term Loan, (3M SOFR + 6.25%, 0.50% Floor), 11.56%, 12/01/28(c)	2,205,882	2,117,647
IQN Holding Corp.
First Lien Term Loan, (3M SOFR + 5.25%, 0.75% Floor), 10.59%, 05/02/29(c)(d)	4,038,201	4,038,201
Riverbed Technology, Inc.
First Lien Term Loan, (2.00% PIK), (3M SOFR + 4.50%, 1.00% Floor), 9.81%, 07/01/28(c)(f)	306,228	200,562
UKG, Inc.
First Lien Term Loan B, (3M SOFR + 3.50%, 0.00% Floor), 8.81%, 02/10/31(c)	1,994,792	2,007,568
Virtusa Corporation
First Lien Term Loan, (1M SOFR + 3.75%, 0.75% Floor), 9.18%, 02/15/29(c)	2,721,970	2,730,476
Zendesk, Inc.
First Lien Term Loan, (3.25% PIK), (3M SOFR + 6.25%, 0.75% Floor), 11.57%, 11/22/28(c)(d)(f)	3,033,537	3,033,537
		39,646,219

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2024 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 115.1%(a) (continued)
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 9.6%
Accelerate360 Holdings, LLC
First Lien Revolving Term Loan, (3M SOFR + 6.00%, 1.00% Floor), 11.59%, 02/04/27(c)(d)	1,017,747	1,017,747
First Lien Term Loan, (3M SOFR + 6.00%, 1.00% Floor), 11.59%, 02/04/27(c)(d)	3,748,349	3,748,349
Associations Inc.
First Lien 4th Incremental Term Loan, (2.50% PIK), (3M SOFR + 6.50%, 1.00% Floor), 12.06%, 07/02/27(c)(d)(f)	361,404	361,405
First Lien Term Loan, (2.50% PIK), (3M SOFR + 6.50%, 1.00% Floor), 12.09%, 07/02/27(c)(d)(f)	3,128,585	3,128,585
Houghton Mifflin Harcourt Company
First Lien Term Loan B, (1M SOFR + 5.25%, 0.50% Floor), 10.68%, 04/09/29(c)	4,117,872	4,092,135
McGraw-Hill Education, Inc.
First Lien Term Loan, (1M SOFR + 4.75%, 0.50% Floor), 10.19%, 07/28/28(c)	5,239,296	5,255,197
R. R. Donnelley & Sons Company
First Lien Term Loan B, (1M SOFR + 5.00%, 0.75% Floor), 10.43%, 03/28/26(c)(d)	3,089,478	3,043,136
		20,646,554
MEDIA: BROADCASTING & SUBSCRIPTION - 1.6%
Anuvu Holdings 2, LLC
First Lien Term Loan, (3M SOFR + 8.00%, 1.00% Floor), 13.41%, 03/24/25(c)	2,346,207	2,123,317
First Lien Term Loan, (8.25% PIK), (3M SOFR + 8.25%, 1.00% Floor), 13.66%, 03/23/26(c)(d)(f)	2,127,425	1,361,552
		3,484,869
RETAIL - 2.9%
Claire's Stores, Inc.
First Lien Term Loan B, (1M SOFR + 6.50%, 0.00% Floor), 11.93%, 12/18/26(c)	2,003,020	1,908,878
PetSmart, Inc.
First Lien Term Loan, (1M SOFR + 3.75%, 0.75% Floor), 9.18%, 02/11/28(c)	4,351,217	4,346,691
		6,255,569
SERVICES: BUSINESS - 8.1%
Advantage Sales & Marketing Inc.
First Lien Term Loan B1, (3M SOFR + 4.50%, 0.75% Floor), 10.09%, 10/28/27(c)	1,352,135	1,356,456
BDO USA, P.A.
First Lien Term Loan, (1M SOFR + 6.00%, 2.00% Floor), 11.33%, 08/31/28(c)(d)	3,980,000	3,905,972
Carestream Health, Inc.
First Lien Term Loan, (3M SOFR + 7.50%, 1.00% Floor), 12.91%, 09/30/27(c)	54,257	46,847
Coretrust Purchasing Group LLC
First Lien Term Loan, (1M SOFR + 6.50%, 0.75% Floor), 11.83%, 10/01/29(c)(d)	2,294,267	2,236,910
eResearchTechnology, Inc.
First Lien Term Loan B, (1M SOFR + 4.50%, 1.00% Floor), 9.94%, 02/04/27(c)	2,987,868	3,000,268
Solera, LLC
First Lien Term Loan B, (3M SOFR + 4.00%, 0.50% Floor), 9.57%, 06/02/28(c)	2,795,648	2,771,843
Second Lien Term Loan, (3M SOFR + 9.00%, 1.00% Floor), 14.44%, 06/04/29(c)	2,716,678	2,718,376
Wellsky
First Lien Term Loan, (1M SOFR + 3.50%, 0.00% Floor), 8.94%, 03/10/28(c)	1,500,000	1,503,750
		17,540,422
SERVICES: CONSUMER - 4.2%
Excelligence Learning Corporation
First Lien Revolving Term Loan, (1M SOFR + 5.75%, 1.00% Floor), 10.85%, 01/18/30(c)(d)	166,163	162,840
First Lien Term Loan, (3M SOFR + 5.75%, 1.00% Floor), 11.08%, 01/18/30(c)(d)	3,452,055	3,383,014
Mavis Tire Express Services Corporation
First Lien Term Loan B, (1M SOFR + 3.75%, 0.75% Floor), 9.08%, 05/04/28(c)	5,558,150	5,573,935
		9,119,789
TELECOMMUNICATIONS - 5.3%
CommScope, Inc.
First Lien Term Loan B, (1M SOFR + 3.25%, 0.00% Floor), 8.69%, 04/06/26(c)	2,747,430	2,486,424
Flight Bidco, Inc.
First Lien Term Loan, (1M SOFR + 3.50%, 0.00% Floor), 8.94%, 07/23/25(c)	2,353,027	2,323,614

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2024 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 115.1%(a) (continued)
TELECOMMUNICATIONS - 5.3% (continued)
MLN US Holdco LLC
First Lien Second Out Term Loan, (3M SOFR + 6.70%, 1.00% Floor), 12.11%, 10/18/27(c)(d)	2,284,497	1,610,570
First Lien Term Loan, (3M SOFR + 6.44%, 1.00% Floor), 11.85%, 10/18/27(c)(d)	382,882	359,909
U.S. TelePacific Corp.
First Lien Term Loan, (6.00% PIK), (3M SOFR + 7.00%, 1.00% Floor), 12.53%, 05/02/26(c)(f)	3,338,804	1,262,563
Third Lien Term Loan, 0.00%, 05/02/27(c)(d)(j)	319,086	–
Zacapa SARL (Luxembourg)
First Lien Term Loan, (3M SOFR + 4.00%, 0.50% Floor), 9.31%, 03/22/29(c)(e)	2,739,744	2,743,922
Zayo Group Holdings, Inc.
First Lien Term Loan, (1M SOFR + 4.33%, 0.50% Floor), 9.66%, 03/09/27(c)	608,952	547,831
		11,334,833
TRANSPORTATION: CARGO - 0.8%
Channelside AcquisitionCo, Inc.
First Lien Revolving Term Loan, (Prime + 5.75%, 1.00% Floor), 14.25%, 07/01/26(c)(d)	46,296	45,833
First Lien Term Loan, (1M SOFR + 6.75%, 1.00% Floor), 12.07%, 06/30/28(c)(d)	1,784,543	1,766,697
		1,812,530
WHOLESALE - 0.5%
LBM Acquisition, LLC
First Lien Term Loan B, (1M SOFR + 3.75%, 0.75% Floor), 9.18%, 12/17/27(c)	988,353	987,859
Total Senior Loans
(Cost $255,716,382)		248,000,640

Corporate Notes and Bonds - 23.8%
AEROSPACE & DEFENSE - 1.0%
Transdigm, Inc.
7.13%, 12/01/31(h)(i)	2,000,000	2,061,250

AUTOMOTIVE - 1.4%
Carvana Co.
(12.00% PIK), 12.00%, 12/01/28(f)(h)(i)	1,231,385	1,187,671
(13.00% PIK), 13.00%, 06/01/30(f)(h)(i)	685,355	662,043
(14.00% PIK), 14.00%, 06/01/31(f)(h)(i)	1,122,930	1,110,734
		2,960,448
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.6%
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29(h)(i)	3,400,000	3,166,063
KCF Puerto Rico, LLC (Puerto Rico)
0.00%, 06/28/28(d)(e)(j)(o)	814,642	292,274
		3,458,337
CHEMICALS, PLASTICS, & RUBBER - 0.9%
W.R. Grace Holdings, LLC
4.88%, 06/15/27(h)(i)	2,000,000	1,902,500

CONSUMER GOODS: DURABLE - 1.6%
Varsity Brands Holding Co., Inc.
(3M SOFR + 6.50%, 1.00% Floor), 11.80%, 12/15/26(d)(i)	3,500,000	3,473,750

ENERGY: OIL & GAS - 2.1%
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(h)(i)	1,433,000	1,432,105
Venture Global LNG, Inc.
8.13%, 06/01/28(h)(i)	3,000,000	3,063,750
		4,495,855

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2024 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds - 23.8% (continued)
FOREST PRODUCTS & PAPER - 0.6%
Spa US Holdco, Inc. (Finland)
4.88%, 02/04/28(e)(h)(i)	1,500,000	1,387,630

HEALTHCARE & PHARMACEUTICALS - 1.1%
Bausch Health Companies, Inc.
5.50%, 11/01/25(h)(i)	500,000	471,875
CHS/Community Health Systems, Inc.
5.63%, 03/15/27(h)(i)	1,000,000	920,630
Embecta Corp.
5.00%, 02/15/30(h)(i)	1,063,000	867,525
		2,260,030
HIGH TECH INDUSTRIES - 3.1%
Austin BidCo Inc.
7.13%, 12/15/28(h)(i)	2,000,000	1,807,083
Wolfspeed, Inc.
9.88%, 06/23/30(d)(h)(i)	5,000,000	4,847,500
		6,654,583
HOTEL, GAMING & LEISURE - 2.1%
CDI Escrow Issuer, Inc.
5.75%, 04/01/30(h)(i)	2,000,000	1,931,250
6.75%, 05/01/31(h)(i)	2,500,000	2,518,750
		4,450,000
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.9%
Outfront Media Capital, LLC
5.00%, 08/15/27(h)(i)	2,000,000	1,926,250

METALS & MINING - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 0.00% 12/31/19(d)(g)(j)	86,775	–
Magnetation, LLC / Mag Finance Corp.
0.00%, 05/15/18(d)(g)(h)(i)(j)	2,937,000	–
		–
RETAIL - 2.8%
EG Group Limited (United Kingdom)
(3.75% PIK), (SOFR + 7.50%, 0.50% Floor), 12.87%, 11/30/28(d)(e)(f)(i)	3,035,278	3,027,690
12.00%, 11/30/28(e)(h)(i)	976,000	1,037,014
PetSmart, Inc.
7.75%, 02/15/29(h)(i)	2,000,000	1,945,000
		6,009,704
SERVICES: BUSINESS - 2.0%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28(h)(i)	2,683,000	2,531,974
Allied Universal Holdco LLC
4.63%, 06/01/28(h)(i)	2,000,000	1,818,163
		4,350,137
SERVICES: CONSUMER - 1.1%
Mavis Tire Express Services Corporation
6.50%, 05/15/29(h)(i)	2,405,000	2,296,274

TELECOMMUNICATIONS - 0.9%
Frontier Communications Holdings, LLC
8.63%, 03/15/31(h)(i)	2,000,000	2,045,000

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2024 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds - 23.8% (continued)
WHOLESALE - 0.6%
LBM Acquisition, LLC
6.25%, 01/15/29(h)(i)	1,344,000	1,261,680
Total Corporate Notes and Bonds
(Cost $51,585,890)		50,993,428

Convertible Bonds - 0.9%
HOTEL, GAMING & LEISURE - 0.9%
Peloton Interactive, Inc.
0.00%, 02/15/26(h)(j)	2,347,000	1,986,149
Total Convertible Bonds
(Cost $1,976,440)		1,986,149

Structured Products - 11.3%(m)
Basswood Park CLO Ltd (Cayman Islands)
2021-1, Class E 11.73%, 04/20/34(e)(i)(n)	2,000,000	1,976,439
Churchill Middle Market CLO, Ltd. (Cayman Islands)
2021-1A E, Class E 13.74%, 10/24/33(e)(i)(n)	4,000,000	3,986,032
Fortress Credit BSL CLO, Ltd. (Cayman Islands)
2021-3 Class E 12.64%, 07/20/34(e)(i)(n)	3,000,000	3,000,024
Fortress Credit Opportunities CLO, Ltd. (Cayman Islands)
2018-11A, Class E 12.73%, 04/15/31(e)(i)(n)	4,000,000	3,895,288
Franklin Park Place CLO, Ltd. (Cayman Islands)
2022-1A, Class E 12.81%, 04/14/35(e)(i)(n)	2,000,000	1,930,496
Golub Capital Partners CLO, Ltd. (Cayman Islands)
2021-55A, Class E 12.14%, 07/20/34(e)(i)(n)	2,000,000	1,972,852
KKR Financial CLO, Ltd. (Cayman Islands)
2017, Class ER 12.97%, 04/15/34(e)(i)(n)	2,750,000	2,724,494
TIAA Churchill Middle Market CLO, Ltd. (Cayman Islands)
2016-1A, Class ER 13.55%, 10/20/30(e)(i)(n)	5,000,000	4,886,500
Total Structured Products
(Cost $24,361,272)		24,372,125
	Quantity	Value ($)
	Quantity	Value ($)

Common Stocks - 0.2%
AUTOMOTIVE - 0.0%
APC Parent, Inc.(d)(j)(o)	241,972	–

ENERGY: OIL & GAS - 0.0%
RDV Resources, Inc.(d)(j)(o)	7,743	3,647

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc.(d)(j)(o)	3,133	36,180

MEDIA: BROADCASTING & SUBSCRIPTION - 0.0%
Anuvu Corp.(d)(j)(o)	102,608	–

SERVICES: BUSINESS - 0.2%
Carestream Health, Inc.(d)(j)(o)	55,323	464,160
Total Common Stocks
(Cost $3,197,792)		503,987

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2024 (unaudited)
	Quantity	Value ($)

Preferred Stock - 0.1%
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.1%
Acosta, Inc., (14.50% PIK)(d)(f)(o)	4,439	222,215
Total Preferred Stock
(Cost $170,424)		222,215

Partnership Interests - 0.0%
HIGH TECH INDUSTRIES - 0.0%
Vector Capitano Holdings, LP
Class B-1 (Cayman Islands)(d)(e)(j)(o)	8,085	–
Vector Capitano Holdings, LP
Class B-2 (Cayman Islands)(d)(e)(j)(o)	6,295	–
Total Partnership Interests		–
(Cost $0)

Total Investments - 151.4%
(Cost of $337,008,200)		326,078,544
Other Assets & Liabilities, Net - 4.8%		10,321,819
Loan Outstanding - (56.2)% (k)(l)		(120,995,601)
Net Assets (Applicable to Common Shares) - 100.0%		215,404,762

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
March 31, 2024 (unaudited)

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of March 31, 2024. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily the synthetic London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/SOFR/Prime rate. As of March 31, 2024, the 1, 3 and 6 month LIBOR rates were 5.44%, 5.56%, and 5.65%, respectively, the 1, 3 and 6 month SOFR rates were 5.33%, 5.30%, and 5.22%, respectively, and the Prime lending rate was 8.50%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of LIBOR, SOFR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Fixed rate asset.
(i)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2024, these securities amounted to $75,073,279, or 34.85% of net assets.

(j)	Non-income producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(l)	Principal of $121,000,000 less unamortized deferred financing costs of $4,399.
(m)
Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss, deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.

(n)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2024.
(o)	Securities may be deemed to be “restricted securities” under the Securities Act of 1933. As of March 31, 2024, the restricted securities were as follows:

Issuer	Investment Type	Acquisition Date	Cost	Value	Value as Percentage of Net Assets Applicable to Common Shares
Acosta Inc.	Common Stock	12/31/2019	$27,644	$36,180	0.02%
Acosta Inc.	Preferred Stock	12/31/2019	170,424	222,215	0.10%
Anuvu Corp.	Common Stock	3/23/2021	2,180,420	-	0.00%
APC Parent, Inc.	Common Stock	7/24/2020	-	-	0.00%
Carestream Health, Inc.	Common Stock	9/30/2022	989,728	464,160	0.22%
KCF Puerto Rico, LLC	Corporate Note	12/28/2021	-	292,274	0.14%
RDV Resources, Inc.	Common Stock	3/30/2020	-	3,647	0.00%
Vector Capitano Holdings, LP	Partnership Interest- Class B-1	7/3/2023	-	-	0.00%
Vector Capitano Holdings, LP	Partnership Interest- Class B-2	7/3/2023	-	-	0.00%
			$3,368,216	$1,018,476	0.48%

Outstanding Forward Foreign Currency Contracts
Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Value	Unrealized Appreciation
Mizuho Capital Markets, LLC	6/20/2024	USD	$1,236,051	EUR	$1,229,893	$6,158
						$6,158

Apollo Tactical Income Fund Inc.
Notes to Consolidated Schedule of Investments
March 31, 2024 (unaudited)

Security Valuation
The Fund's Board of Directors has adopted procedures pursuant to which the Fund will value its investments (the “Valuation Policy and Procedures”). In accordance with the Valuation Policy and Procedures, the Fund's portfolio investments for which market quotations are readily available are valued at market value using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products, preferred stocks and foreign currency contracts are priced based on valuations provided by an approved independent pricing service or broker, if available. Investments for which market quotations are not readily available or are deemed to be unreliable are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As permitted by Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser as the Fund's valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments. The Adviser carries out its designated responsibilities as Valuation Designee through various teams pursuant to the Valuation Policy and Procedures which govern the Valuation Designee's selection and application of methodologies and independent pricing services for determining and calculating the fair value of portfolio investments. The Valuation Designee will fair value portfolio investments utilizing inputs from various external and internal sources including, but not limited to, independent pricing services, dealer quotation reporting systems, independent third-party valuation firms and proprietary models and information. When determining the fair value of an investment, one or more fair value methodologies may be used. Fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Fair Value Measurements
The Fund’s valuation designee has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the valuation designee’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the valuation designee to measure fair value at March 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Apollo Tactical Income Fund Inc.
Notes to Consolidated Schedule of Investments (continued)
March 31, 2024 (unaudited)

A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2024 is as follows:

Apollo Tactical Income Fund Inc.
	Total Fair Value at March 31, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$9,970,580	$9,970,580	$-	$-
Foreign Currency, at value (Cost $1,216,628)	1,214,662	1,214,662	-	-
Senior Loans	248,000,640	-	140,013,674	107,986,966
Corporate Notes and Bonds	50,993,428	-	39,352,214	11,641,214
Convertible Bonds	1,986,149	-	1,986,149	-
Structured Products	24,372,125	-	24,372,125	-
Common Stocks	503,987	-	-	503,987
Preferred Stock	222,215	-	-	222,215
Partnership Interests	-	-	-	-
Unrealized appreciation on Unfunded Commitments	83,290	-	-	83,290
Total Assets	$337,347,076	$11,185,242	$205,724,162	$120,437,672
Liabilities:
Unrealized depreciation on Unfunded Commitments	(5,216)	-	-	(5,216)
Total Liabilities	(5,216)	-	-	(5,216)
	$337,341,860	$11,185,242	$205,724,162	$120,432,456
Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$6,158	$-	$6,158	$-
Total Other Financial Instruments	$6,158	$-	$6,158	$-

* Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/ (depreciation) at measurement date, which represents the change in the contracts’ value.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2024 through March 31, 2024:

Apollo Tactical Income Fund Inc.
	Total	Senior Loans	Corporate Notes and Bonds	Common Stocks	Preferred Stock	Partnership Interests	Unfunded Commitments
Total Fair Value, beginning of period	$124,237,844	$110,844,459	$12,674,907	$427,722	$230,144	$-	$60,612
Purchases, including capitalized PIK	11,038,357	11,003,079	35,278	-	-	-	-
Sales/Paydowns	(15,166,291)	(13,932,581)	(1,233,710)	-	-	-	-
Accretion/(amortization) of discounts/ (premiums)	191,375	186,596	4,779	-	-	-	-
Net realized gain/(loss)	256,319	166,153	90,166	-	-	-	-
Change in net unrealized appreciation/ (depreciation)	(125,148)	(280,740)	69,794	76,265	(7,929)	-	17,462
Transfers into Level 3	-	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-	-
Total Fair Value, end of period	$120,432,456	$107,986,966	$11,641,214	$503,987	$222,215	$-	$78,074

 Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2024 was $89,138.

Apollo Tactical Income Fund Inc.
Notes to Consolidated Schedule of Investments (continued)
March 31, 2024 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2024:

Assets/Liabilities	Fair Value at March 31, 2024	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$96,841,944	Discounted Cash Flow (b)	Discount Rate (b)	7.94% - 23.25%	10.81%

	1,361,552	Recovery Analysis (c)	Estimated Proceeds (c)	$96.5mm - $151.3mm	$123.9mm

	407,710	Recovery Analysis(c)	Estimated Proceeds(c)	$-	$-
		Guideline Public Company(e)	TEV / EBITDA Multiple(e)	8.00x - 9.00x	8.50x

	9,375,760	Transaction Approach (d)	Cost (d)	N/A	N/A

Corporate Notes and Bonds	11,348,940	Discounted Cash Flow (b)	Discount Rate (b)	11.31% - 12.75%	12.09%

	292,274	Discounted Cash Flow (b)	Discount Rate (b)	4.90%	4.90%
		Recovery Analysis (c)	Estimated Proceeds (c)	$33.7mm	$33.7mm

	-	Recovery Analysis (c)	Estimated Proceeds (c)	$-	$-

Common Stocks	3,647	Discounted Cash Flow (b)	Discount Rate (b)	5.18%	5.18%
		Recovery Analysis (c)	Estimated Proceeds (c)	$9.1mm	$9.1mm

	-	Recovery Analysis (c)	Estimated Proceeds (c)	$-	$-

	500,340	Guideline Public Company (e)	TEV / EBITDA Multiple (e)	2.25x - 7.00x	3.06x

	-	Guideline Public Company (f)	TEV / Revenue (f)	0.80x - 0.90x	0.85x

Preferred Stock	222,215	Guideline Public Company (e)	TEV / EBITDA Multiple (e)	7.00x	7.00x

Partnership Interests	-	Recovery Analysis (c)	Estimated Proceeds (c)	$-	$-

Unfunded Commitments	78,214	Discounted Cash Flow (b)	Discount Rate (b)	9.00% - 12.50%	11.94%

	(140)	Transaction Approach (d)	Cost (d)	N/A	N/A

Total Fair Value	$120,432,456

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(c)
The Fund utilized a recovery analysis approach to fair value this security, specifically a liquidation analysis.  There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets.  The significant unobservable input used in the valuation model was estimated proceeds.  Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(d)	The Fund utilized a recent transaction, specifically purchase price, to fair value this security.
(e)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(f)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and revenue based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

Apollo Tactical Income Fund Inc.
Notes to Consolidated Schedule of Investments (continued)
March 31, 2024 (unaudited)

General Commitments and Contingencies
As of March 31, 2024, the Fund had unfunded commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Commitments
Accelerate 360 Holdings, LLC Revolving Term Loan*	$508,873
Advarra Holdings, Inc. Delayed Draw Term Loan	580,151
Allied Benefits Systems Intermediate LLC Delayed Draw Term Loan	463,918
Anaplan, Inc. Revolving Term Loan	349,471
Avalara, Inc. Revolving Term Loan	454,545
Channelside AcquisitionCo, Inc. Delayed Draw Term Loan	31,333
Channelside AcquisitionCo, Inc. Revolving Term Loan*	120,370
Coretrust Purchasing Group, LLC Delayed Draw Term Loan	338,346
Coretrust Purchasing Group, LLC Revolving Term Loan	338,346
Crewline Buyer, Inc. Revolving Term Loan	188,679
Cube Industrials Buyer, Inc. Revolving Term Loan	413,793
Evergreen IX Borrower 2023, LLC Revolving Term Loan	397,516
Excelligence, Inc. Revolving Term Loan	381,782
Gateway US Holdings, Inc. Revolving Term Loan	112,686
Heritage Environmental Services, Inc. Revolving Term Loan	120,879
Inovalon Holdings, Inc. Delayed Draw Term Loan*	351,012
IQN Holding Corp. Delayed Draw Term Loan	420,856
IQN Holding Corp. Revolving Term Loan	320,856
OMH-Healthedge Holdings, Inc. Revolving Term Loan	488,722
Poly-Wood Inc. Delayed Draw Term Loan	136,364
Poly-Wood Inc. Revolving Term Loan	136,364
Protein For Pets Opco, Inc. Revolving Term Loan	94,340
Redfin Corp. Delayed Draw Term Loan	1,750,000
Riverbed Technology, Inc. Revolving Term Loan	75,542
Truck-Lite Corp. Delayed Draw Term Loan	133,333
Truck-Lite Corp. Revolving Term Loan*	128,889
Ultimate Baked Goods Midco, LLC Revolving Term Loan	248,649
Zendesk, Inc. Delayed Draw Term Loan	739,130
Zendesk, Inc. Revolving Term Loan	304,348
$10,129,093

*Subsequent to March 31, 2024, all or a portion of the outstanding unfunded commitment was funded.

The Fund may commit to an investment that has yet to fund because the applicable deal has not closed. Additionally, the Adviser or its affiliates may commit to an investment that it intends to allocate to the Fund for which certain terms are not yet finalized at the time of the commitment and as such the Fund’s allocation may change prior to the date of funding. In this regard, the Fund may have to fund additional commitments in the future that it is currently not obligated to fund. Such investments are not included in the unfunded commitments outstanding table above.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.